Business Segment Information	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Business Segment Information
Business Segment Information
By Industry

(Dollars in thousands)	2013	2012	2011
Net Sales:
Industrial:
North America	$5,050,604	$5,041,106	$4,516,510
International	4,867,758	5,034,249	4,917,007
Aerospace	2,267,715	2,102,747	1,921,984
Climate & Industrial Controls	829,627	967,840	990,369
	$13,015,704	$13,145,942	$12,345,870
Segment Operating Income:
Industrial:
North America	$845,225	$895,010	$745,544
International	583,747	733,123	754,222
Aerospace	280,286	290,135	247,126
Climate & Industrial Controls	82,227	84,274	76,134
Total segment operating income	1,791,485	2,002,542	1,823,026
Corporate administration	185,767	193,367	163,868
Income before interest expense and other	1,605,718	1,809,175	1,659,158
Interest expense	91,552	92,790	99,704
Other expense	203,165	139,687	145,733
Income before income taxes	$1,311,001	$1,576,698	$1,413,721

Assets:
Industrial	$8,779,858	$7,991,498	$8,413,552
Aerospace	1,139,967	1,033,449	995,026
Climate & Industrial Controls	608,169	704,596	724,966
Corporate (a)	2,012,904	1,440,739	753,261
	$12,540,898	$11,170,282	$10,886,805

Property Additions (b):
Industrial	$306,060	$211,778	$147,929
Aerospace	20,838	19,651	18,012
Climate & Industrial Controls	6,332	8,094	8,234
Corporate	7,105	8,223	38,495
	$340,335	$247,746	$212,670

Depreciation:
Industrial	$177,296	$171,131	$186,057
Aerospace	19,498	19,395	20,035
Climate & Industrial Controls	9,718	11,722	12,895
Corporate	7,210	8,260	10,251
	$213,722	$210,508	$229,238

(Dollars in thousands)	2013	2012	2011
By Geographic Area (c)
Net Sales:
North America	$7,844,552	$7,830,517	$7,151,390
International	5,171,152	5,315,425	5,194,480
	$13,015,704	$13,145,942	$12,345,870
Long-Lived Assets:
North America	$871,958	$867,159	$864,287
International	936,282	852,809	932,892
	$1,808,240	$1,719,968	$1,797,179

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)
Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(b)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2013 - $74,439; 2012 - $28,929; 2011 - $5,376).

(c)
Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.